DIRECTOR ELITE PLUS
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)                   [LOGO]
1-800-862-7155 (REGISTERED REPRESENTATIVES)                   HARTFORD LIFE

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This prospectus describes information you should know before you purchase Director Elite Plus variable annuity. Please read it carefully.

We call this annuity Director Elite Plus because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.

Director Elite Plus variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.
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At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- PRUDENTIAL JENNISON PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the Prudential Jennison Portfolio of The Prudential Series Fund, Inc. ("Prudential Jennison Portfolio")

- PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the SP Jennison International Growth Portfolio of The Prudential Series Fund, Inc. ("Prudential Jennison International Growth Portfolio")

- PRUDENTIAL 20/20 FOCUS PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the 20/20 Focus Portfolio of The Prudential Series Fund, Inc. ("Prudential 20/20 Focus Portfolio")

- PRUDENTIAL VALUE PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the Value Portfolio of The Prudential Series Fund, Inc. ("Prudential Value Portfolio")

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT (FORMERLY HARTFORD INTERNATIONAL ADVISERS HLS FUND SUB-ACCOUNT) which purchases Class IB shares of Hartford Global Advisers HLS Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Index HLS Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Opportunities HLS Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford MidCap HLS Fund, Inc. (Effective as of the close of the New York Stock Exchange on June 29, 2001, closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Stock HLS Fund, Inc.

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states
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THE DATE OF THIS PROSPECTUS IS MAY 1, 2001 AND REVISED AS OF OCTOBER 1, 2001. THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2001.

HARTFORD LIFE INSURANCE COMPANY                                                3
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TABLE OF CONTENTS

                                                                PAGE
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DEFINITIONS                                                       4
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FEE TABLE                                                         6
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HIGHLIGHTS                                                       12
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GENERAL CONTRACT INFORMATION                                     14
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  Hartford Life Insurance Company                                14
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  The Separate Account                                           14
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  The Funds                                                      14
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PERFORMANCE RELATED INFORMATION                                  17
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THE FIXED ACCUMULATION FEATURE                                   17
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THE CONTRACT                                                     18
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  Purchases and Contract Value                                   18
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  Charges and Fees                                               22
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  Death Benefit                                                  24
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  Surrenders                                                     28
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ANNUITY PAYOUTS                                                  29
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OTHER PROGRAMS AVAILABLE                                         31
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OTHER INFORMATION                                                32
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  Legal Matters                                                  33
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  More Information                                               33
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FEDERAL TAX CONSIDERATIONS                                       33
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         37
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          38
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES               41
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APPENDIX III -- ACCUMULATION UNIT VALUES                         44
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4                                                HARTFORD LIFE INSURANCE COMPANY
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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made and any Payment Enhancements credited since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value.

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a

HARTFORD LIFE INSURANCE COMPANY                                                5
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Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a premium payment is made. The amount of a Payment Enhancement is based on the cumulative premium payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                                HARTFORD LIFE INSURANCE COMPANY
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                                   FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES
  Sales Charge Imposed on Purchases (as a percentage of
   Premium Payments)                                            None
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  Contingent Deferred Sales Charge (as a percentage of
   Premium Payments) (1)
    First Year (2)                                                 8%
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    Second Year                                                    8%
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    Third Year                                                     8%
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    Fourth Year                                                    8%
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    Fifth Year                                                     7%
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    Sixth Year                                                     6%
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    Seventh Year                                                   5%
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    Eighth Year                                                    0%
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ANNUAL MAINTENANCE FEE (3)                                       $30
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SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.45%
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    Total Separate Account Annual Expenses                      1.45%
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OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
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    Earnings Protection Benefit Charge                          0.20%
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    Total Separate Account Annual Expenses with all optional
     charges                                                    1.80%
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(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Examples.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. These Examples assume that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so these Examples show charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

HARTFORD LIFE INSURANCE COMPANY                                                7
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                         Annual Fund Operating Expenses
                           as of the Fund's Year End
                        (as a percentage of net assets)

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                                                                             DISTRIBUTION                TOTAL FUND
                                                              MANAGEMENT   AND/OR SERVICING    OTHER     OPERATING
                                                                 FEES          FEES (1)       EXPENSES    EXPENSES
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Prudential Jennison Portfolio                                   0.60%            0.25%          0.19%       1.04%
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Prudential Jennison International Growth Portfolio (2)          0.85%            0.25%          0.60%       1.70%
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Prudential 20/20 Focus Portfolio                                0.75%            0.25%          0.28%       1.28%
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Prudential Value Portfolio                                      0.40%            0.25%          0.20%       0.85%
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Hartford Advisers HLS Fund                                      0.63%            0.18%          0.03%       0.84%
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Hartford Bond HLS Fund                                          0.49%            0.18%          0.03%       0.70%
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Hartford Capital Appreciation HLS Fund                          0.63%            0.18%          0.03%       0.84%
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Hartford Dividend and Growth HLS Fund                           0.65%            0.18%          0.03%       0.86%
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Hartford Focus HLS Fund (3)                                     0.85%            0.18%          0.10%       1.13%
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Hartford Global Advisers HLS Fund (formerly Hartford
  International Advisers HLS Fund)                              0.76%            0.18%          0.09%       1.03%
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Hartford Global Communications HLS Fund (3)                     0.85%            0.18%          0.10%       1.13%
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Hartford Global Financial Services HLS Fund (3)                 0.85%            0.18%          0.10%       1.13%
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Hartford Global Health HLS Fund                                 0.85%            0.18%          0.05%       1.08%
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Hartford Global Leaders HLS Fund                                0.75%            0.18%          0.06%       0.99%
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Hartford Global Technology HLS Fund                             0.85%            0.18%          0.07%       1.10%
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Hartford Growth and Income HLS Fund                             0.76%            0.18%          0.03%       0.97%
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Hartford High Yield HLS Fund                                    0.77%            0.18%          0.04%       0.99%
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Hartford Index HLS Fund                                         0.40%            0.18%          0.03%       0.61%
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Hartford International Capital Appreciation HLS Fund (3)        0.85%            0.18%          0.15%       1.18%
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Hartford International Opportunities HLS Fund                   0.68%            0.18%          0.10%       0.96%
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Hartford International Small Company HLS Fund (3)               0.85%            0.18%          0.15%       1.18%
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Hartford MidCap HLS Fund (4)                                    0.69%            0.18%          0.03%       0.90%
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Hartford MidCap Value HLS Fund (3)                              0.83%            0.18%          0.08%       1.09%
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Hartford Money Market HLS Fund                                  0.45%            0.18%          0.03%       0.66%
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Hartford Mortgage Securities HLS Fund                           0.45%            0.18%          0.03%       0.66%
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Hartford Small Company HLS Fund                                 0.71%            0.18%          0.03%       0.92%
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Hartford Stock HLS Fund                                         0.46%            0.18%          0.02%       0.66%
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Hartford Value HLS Fund (3)                                     0.83%            0.18%          0.08%       1.09%
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(1) The Class IB shares of the Funds sponsored by Hartford are subject to fees imposed under a distribution plan (herein, the "Distribution Plan") adopted by the Funds pursuant to Rule 12b-1 of the 1940 Act. The Distribution Plan provides that the Funds sponsored by Hartford may pay annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares to certain distributors with respect to activities primarily intended to result in the sale of the Class IB shares. Hartford has agreed to waive 0.07% of this fee through at least April 30, 2002. Absent such waiver, the 12b-1 Distribution and/or Servicing Fees would be 0.25% and the Total Fund Operating Expenses would be as follows: Hartford Advisers HLS Fund -- 0.91%; Hartford Bond HLS Fund -- 0.77%; Hartford Capital Appreciation HLS Fund -- 0.91%; Hartford Dividend and Growth HLS Fund -- 0.93%; Hartford Focus HLS Fund -- 1.20%; Hartford Global Advisers HLS Fund -- 1.10%; Hartford Global Communications HLS Fund -- 1.20%; Hartford Global Financial Services HLS Fund -- 1.20%; Hartford Global Health HLS Fund -- 1.15%; Hartford Global Leaders HLS Fund -- 1.06%; Hartford Global Technology HLS Fund -- 1.17%; Hartford Growth and Income HLS Fund -- 1.04%; Hartford

8                                                HARTFORD LIFE INSURANCE COMPANY
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    High Yield HLS Fund -- 1.06%; Hartford Index HLS Fund -- 0.68%; Hartford International Capital Appreciation HLS Fund -- 1.25%; Hartford International Opportunities HLS Fund - 1.03%; Hartford International Small Company HLS Fund -- 1.25%; Hartford MidCap HLS Fund -- 0.97%; Hartford MidCap Value HLS Fund -- 1.16%; Hartford Money Market HLS Fund -- 0.73%; Hartford Mortgage Securities HLS Fund -- 0.73%; Hartford Small Company HLS Fund -- 0.99%; Hartford Stock HLS Fund -- 0.73%; Hartford Value HLS Fund -- 1.16%.

(2) Prudential Jennison International Growth Portfolio is a new Fund. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year. Absent voluntary reductions for expense reimbursements, "Total Fund Operating Expenses" are estimated to be:

                                                                           12B-1
                                                                        DISTRIBUTION                TOTAL FUND
                                                         MANAGEMENT   AND/OR SERVICING    OTHER     OPERATING
                                                            FEES          FEES (1)       EXPENSES    EXPENSES
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Prudential Jennison International Growth Portfolio         0.85%            0.25%          0.54%       1.64%
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(3) Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund, are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

(4) Effective as of the close of the New York Stock Exchange on June 29, 2001, closed to new and subsequent Premium Payments and transfers of Contract Values.

HARTFORD LIFE INSURANCE COMPANY                                                9
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EXAMPLE

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                 If you Surrender your Contract:  If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR  3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
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 PRUDENTIAL
   JENNISON
   PORTFOLIO
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   Without any
    optional
    benefits      $103    $163    $212     $302    $56    $ 82    $141     $301     $27      $ 83      $142       $302
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   With Optional
    Death
    Benefit       $105    $168    $220     $317    $58    $ 87    $149     $316     $29      $ 88      $150       $317
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   With Earnings
    Protection
    Benefit       $105    $169    $222     $322    $58    $ 89    $152     $321     $29      $ 89      $152       $322
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $107    $174    $230     $337    $60    $ 93    $159     $336     $31      $ 94      $160       $337
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 PRUDENTIAL
   JENNISON
   INTERNATIONAL
   GROWTH
   PORTFOLIO
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $110    $181     N/A      N/A    $63    $101     N/A      N/A     $33      $102       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $111    $186     N/A      N/A    $64    $106     N/A      N/A     $35      $107       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $112    $187     N/A      N/A    $65    $107     N/A      N/A     $36      $108       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $113    $191     N/A      N/A    $66    $112     N/A      N/A     $37      $113       N/A        N/A
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 PRUDENTIAL
   20/20 FOCUS
   PORTFOLIO
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $106    $171    $224     $326    $59    $ 90    $154     $325     $30      $ 91      $154       $326
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $107    $175    $232     $341    $60    $ 95    $161     $340     $31      $ 95      $162       $341
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $108    $176    $235     $346    $61    $ 96    $164     $345     $32      $ 97      $165       $346
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $109    $181    $243     $361    $63    $101    $172     $360     $33      $102      $173       $361
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 PRUDENTIAL
   VALUE
   PORTFOLIO
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $101    $157     N/A      N/A    $54    $ 76     N/A      N/A     $25      $ 77       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $103    $162     N/A      N/A    $56    $ 81     N/A      N/A     $27      $ 82       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $103    $163     N/A      N/A    $56    $ 83     N/A      N/A     $27      $ 83       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $105    $168     N/A      N/A    $58    $ 87     N/A      N/A     $29      $ 88       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD
   ADVISERS HLS
   FUND
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $101    $157    $201     $281    $54    $ 76    $131     $280     $25      $ 77      $131       $281
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $103    $162    $209     $296    $56    $ 81    $138     $295     $27      $ 82      $139       $296
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $103    $163    $212     $302    $56    $ 82    $141     $301     $27      $ 83      $142       $302
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $105    $168    $220     $317    $58    $ 87    $149     $316     $29      $ 88      $150       $317
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD BOND
   HLS FUND
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $100    $152    $194     $266    $53    $ 72    $123     $265     $23      $ 72      $124       $266
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $101    $157    $202     $282    $54    $ 76    $131     $281     $25      $ 77      $132       $282
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $102    $159    $205     $287    $55    $ 78    $134     $286     $26      $ 79      $135       $287
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $103    $163    $212     $303    $56    $ 83    $142     $302     $27      $ 83      $142       $303
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD
   CAPITAL
   APPRECIATION
   HLS FUND
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $101    $157    $201     $281    $54    $ 76    $131     $280     $25      $ 77      $131       $281
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $103    $162    $209     $296    $56    $ 81    $138     $295     $27      $ 82      $139       $296
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $103    $163    $212     $302    $56    $ 82    $141     $301     $27      $ 83      $142       $302
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $105    $168    $220     $317    $58    $ 87    $149     $316     $29      $ 88      $150       $317
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD
   DIVIDEND AND
   GROWTH HLS
   FUND
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $101    $157    $202     $283    $54    $ 77    $132     $282     $25      $ 77      $132       $283
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $103    $162    $210     $298    $56    $ 81    $140     $298     $27      $ 82      $140       $298
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $103    $164    $213     $304    $56    $ 83    $142     $303     $27      $ 84      $143       $304
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $105    $169    $221     $319    $58    $ 88    $150     $318     $29      $ 89      $151       $319
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD FOCUS
   HLS FUND
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $104    $166     N/A      N/A    $57    $ 85     N/A      N/A     $28      $ 86       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $106    $171     N/A      N/A    $59    $ 90     N/A      N/A     $30      $ 91       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $106    $172     N/A      N/A    $59    $ 91     N/A      N/A     $30      $ 92       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $108    $176     N/A      N/A    $61    $ 96     N/A      N/A     $32      $ 97       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD GLOBAL
   ADVISERS HLS
   FUND
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $103    $163    $211     $301    $56    $ 82    $141     $300     $27      $ 83      $141       $301
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $105    $168    $219     $316    $58    $ 87    $148     $315     $29      $ 88      $149       $316
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $105    $169    $222     $321    $58    $ 88    $151     $320     $29      $ 89      $152       $321
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $107    $174    $230     $336    $60    $ 93    $159     $335     $31      $ 94      $160       $336
 ------------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                 If you Surrender your Contract:  If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR  3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD GLOBAL
  COMMUNICATIONS
   HLS FUND
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $104    $166     N/A      N/A    $57    $ 85     N/A      N/A     $28      $ 86       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $106    $171     N/A      N/A    $59    $ 90     N/A      N/A     $30      $ 91       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $106    $172     N/A      N/A    $59    $ 91     N/A      N/A     $30      $ 92       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $108    $176     N/A      N/A    $61    $ 96     N/A      N/A     $32      $ 97       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD GLOBAL
   FINANCIAL
   SERVICES HLS
   FUND
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $104    $166     N/A      N/A    $57    $ 85     N/A      N/A     $28      $ 86       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $106    $171     N/A      N/A    $59    $ 90     N/A      N/A     $30      $ 91       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $106    $172     N/A      N/A    $59    $ 91     N/A      N/A     $30      $ 92       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $108    $176     N/A      N/A    $61    $ 96     N/A      N/A     $32      $ 97       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD GLOBAL
   HEALTH HLS
   FUND
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $104    $164    $214     $306    $57    $ 84    $143     $305     $28      $ 84      $144       $306
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $105    $169    $222     $321    $58    $ 88    $151     $320     $29      $ 89      $152       $321
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $106    $171    $224     $326    $59    $ 90    $154     $325     $30      $ 91      $154       $326
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $107    $175    $232     $341    $60    $ 95    $161     $340     $31      $ 95      $162       $341
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD GLOBAL
   LEADERS HLS
   FUND
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $103    $162    $209     $296    $56    $ 81    $138     $295     $27      $ 82      $139       $296
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $104    $166    $217     $312    $57    $ 86    $146     $311     $28      $ 86      $147       $312
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $105    $168    $220     $317    $58    $ 87    $149     $316     $29      $ 88      $150       $317
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $106    $172    $228     $332    $59    $ 92    $157     $331     $30      $ 93      $158       $332
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD GLOBAL
   TECHNOLOGY
   HLS FUND
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $104    $165    $215     $308    $57    $ 84    $144     $307     $28      $ 85      $145       $308
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $105    $170    $223     $323    $59    $ 89    $152     $322     $29      $ 90      $153       $323
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $106    $171    $226     $328    $59    $ 91    $155     $327     $30      $ 91      $156       $328
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $108    $176    $233     $343    $61    $ 95    $162     $342     $31      $ 96      $163       $343
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH
   AND INCOME
   HLS FUND
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $102    $161    $208     $294    $56    $ 80    $137     $293     $26      $ 81      $138       $294
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $104    $166    $216     $310    $57    $ 85    $145     $309     $28      $ 86      $146       $310
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $105    $167    $219     $315    $58    $ 86    $148     $314     $28      $ 87      $149       $315
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $106    $172    $227     $330    $59    $ 91    $156     $329     $30      $ 92      $157       $330
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD HIGH
   YIELD HLS
   FUND
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $103    $162    $209     $296    $56    $ 81    $138     $295     $27      $ 82      $139       $296
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $104    $166    $217     $312    $57    $ 86    $146     $311     $28      $ 86      $147       $312
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $105    $168    $220     $317    $58    $ 87    $149     $316     $29      $ 88      $150       $317
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $106    $172    $228     $332    $59    $ 92    $157     $331     $30      $ 93      $158       $332
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX
   HLS FUND
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $ 99    $150    $189     $256    $52    $ 69    $118     $255     $23      $ 70      $119       $256
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $100    $154    $197     $272    $53    $ 73    $126     $271     $24      $ 74      $127       $272
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $101    $156    $200     $278    $54    $ 75    $129     $277     $25      $ 76      $130       $278
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $102    $161    $208     $293    $55    $ 80    $137     $292     $26      $ 81      $138       $293
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD
   INTERNATIONAL
   CAPITAL
   APPRECIATION
   HLS FUND
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $105    $168     N/A      N/A    $58    $ 87     N/A      N/A     $29      $ 88       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $106    $172     N/A      N/A    $59    $ 91     N/A      N/A     $30      $ 92       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $107    $174     N/A      N/A    $60    $ 93     N/A      N/A     $31      $ 94       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $108    $178     N/A      N/A    $61    $ 98     N/A      N/A     $32      $ 99       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD
   INTERNATIONAL
   OPPORTUNITIES
   HLS FUND
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $102    $161    $208     $293    $55    $ 80    $137     $292     $26      $ 81      $138       $293
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $104    $165    $216     $309    $57    $ 85    $145     $308     $28      $ 85      $146       $309
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $104    $167    $218     $314    $58    $ 86    $147     $313     $28      $ 87      $148       $314
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $106    $171    $226     $329    $59    $ 91    $155     $328     $30      $ 92      $156       $329
 ------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                 If you Surrender your Contract:  If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR  3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD
   INTERNATIONAL
   SMALL COMPANY
   HLS FUND
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $105    $168     N/A      N/A    $58    $ 87     N/A      N/A     $29      $ 88       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $106    $172     N/A      N/A    $59    $ 91     N/A      N/A     $30      $ 92       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $107    $174     N/A      N/A    $60    $ 93     N/A      N/A     $31      $ 94       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $108    $178     N/A      N/A    $61    $ 98     N/A      N/A     $32      $ 99       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP
   HLS FUND
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $102    $159    $205     $287    $55    $ 78    $134     $286     $26      $ 79      $135       $287
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $103    $163    $212     $303    $56    $ 83    $142     $302     $27      $ 83      $142       $303
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $104    $165    $215     $308    $57    $ 84    $144     $307     $28      $ 85      $145       $308
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $105    $170    $223     $323    $59    $ 89    $152     $322     $29      $ 90      $153       $323
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP
   VALUE HLS
   FUND
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $104    $165     N/A      N/A    $57    $ 84     N/A      N/A     $28      $ 85       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $105    $169     N/A      N/A    $58    $ 89     N/A      N/A     $29      $ 89       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $106    $171     N/A      N/A    $59    $ 90     N/A      N/A     $30      $ 91       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $107    $175     N/A      N/A    $61    $ 95     N/A      N/A     $31      $ 96       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY
   MARKET HLS
   FUND
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $ 99    $151    $192     $262    $52    $ 70    $121     $261     $23      $ 71      $122       $262
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $101    $156    $200     $278    $54    $ 75    $129     $277     $25      $ 76      $130       $278
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $101    $157    $202     $283    $54    $ 77    $132     $282     $25      $ 77      $132       $283
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $103    $162    $210     $298    $56    $ 81    $140     $298     $27      $ 82      $140       $298
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD
   MORTGAGE
   SECURITIES
   HLS FUND
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $ 99    $151    $192     $262    $52    $ 70    $121     $261     $23      $ 71      $122       $262
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $101    $156    $200     $278    $54    $ 75    $129     $277     $25      $ 76      $130       $278
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $101    $157    $202     $283    $54    $ 77    $132     $282     $25      $ 77      $132       $283
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $103    $162    $210     $298    $56    $ 81    $140     $298     $27      $ 82      $140       $298
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL
   COMPANY HLS
   FUND
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $102    $159    $206     $289    $55    $ 79    $135     $288     $26      $ 79      $136       $289
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $104    $164    $214     $305    $57    $ 83    $143     $304     $27      $ 84      $144       $305
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $104    $166    $216     $310    $57    $ 85    $145     $309     $28      $ 86      $146       $310
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $106    $170    $224     $325    $59    $ 90    $153     $324     $30      $ 90      $154       $325
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK
   HLS FUND
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $ 99    $151    $192     $262    $52    $ 70    $121     $261     $23      $ 71      $122       $262
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $101    $156    $200     $278    $54    $ 75    $129     $277     $25      $ 76      $130       $278
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $101    $157    $202     $283    $54    $ 77    $132     $282     $25      $ 77      $132       $283
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $103    $162    $210     $298    $56    $ 81    $140     $298     $27      $ 82      $140       $298
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD VALUE
   HLS FUND
 ------------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $104    $165     N/A      N/A    $57    $ 84     N/A      N/A     $28      $ 85       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $105    $169     N/A      N/A    $58    $ 89     N/A      N/A     $29      $ 89       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $106    $171     N/A      N/A    $59    $ 90     N/A      N/A     $30      $ 91       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $107    $175     N/A      N/A    $61    $ 95     N/A      N/A     $31      $ 96       N/A        N/A
 ------------------------------------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.
 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Contract. When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   8%
-----------------------------------------
         4                   7%
-----------------------------------------
         5                   6%
-----------------------------------------
         7                   5%
-----------------------------------------
     8 or more               0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

x  The Annual Withdrawal Amount

x  Premium Payments that have been in your Contract for more than seven years.

x  Payment Enhancements or earnings

x  Distributions made due to death

x  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.45% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These charges are for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectus accompanying this prospectus.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Annuity with Payments for a Period Certain Annuity Option, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------
Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or,

- Your Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments and Payment Enhancements made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- Your Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- Your Interest Accumulation Value on the date the Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable-dollar amount Annuity Payouts depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

14                                               HARTFORD LIFE INSURANCE COMPANY
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GENERAL CONTRACT INFORMATION

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 5085, Hartford, CT 06104-5085. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING        RATING            BASIS OF RATING
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 A.M. Best and
 Company, Inc.               4/1/00      A+            Financial performance
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 Standard & Poor's           8/1/00      AA            Insurer financial strength
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 Fitch                      12/1/00      AA+           Financial strength
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These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Prudential Jennison Portfolio, Prudential Jennison International Growth Portfolio, Prudential 20/20 Focus Portfolio, and Prudential Value Portfolio are part of The Prudential Series Fund. The Prudential Series Fund, Inc. is an open-end management investment company that was organized under the laws of Maryland on November 15. 1982. The Prudential Series Fund, Inc. offers two classes of shares in each portfolio: Class I shares and Class II shares. This Annuity invests only in Class II shares of The Prudential Series Fund, Inc.

Prudential Investments Fund Management LLC (PIFM), a wholly owned subsidiary of The Prudential Insurance Company of America (Prudential) serves as the overall investment adviser for The Prudential Series Fund, Inc. PIFM is located at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

The Prudential Investment Corporation (PIC), provides investment advisory services for the value equity portion of the Prudential 20/20 Focus Portfolio. PIC's address is 751 Broad Street, Newark, New Jersey 07102. Jennison Associates LLC (Jennison) provides investment advisory services for the growth equity portion of the Prudential 20/20 Focus Portfolio. Jennison's address is 466 Lexington Avenue, New York, New York 10017. Jennison also provides investment advisory services for the Prudential Jennison Portfolio and the Jennison International Growth Portfolio.

Jennison provides investment advisory services for approximately half of the assets of the Prudential Value Portfolio. Deutsche Asset Management, Inc. (Deutsche) and Key Asset Management, Inc. (Key) each provide investment advisory services for approximately 25% of the assets of the Prudential Value Portfolio. Deutsche's address is 280 Park Avenue, New York, New York 10017. Key's address is 130 Public Square, Cleveland, Ohio 44114.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

HARTFORD LIFE INSURANCE COMPANY                                               15
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Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IB shares are available in this Annuity.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

PRUDENTIAL JENNISON PORTFOLIO -- Seeks to achieve long-term growth of capital by investing primarily in equity securities of major, established corporations that the investment adviser believes offer above-average growth prospects.

PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO -- Seeks long-term growth of capital.

PRUDENTIAL 20/20 FOCUS PORTFOLIO -- Seeks to achieve long-term growth of capital by investing primarily in up to 40 equity securities of U.S. companies that are selected by the investment advisers (up to 20 by each) as having strong capital appreciation potential.

PRUDENTIAL VALUE PORTFOLIO -- Seeks capital appreciation.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc." Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation by investing primarily in equity securities of a relatively small number of large capitalization companies (stocks comprising the S&P 500 Index). The Fund will typically hold stocks of 20-30 companies. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND (FORMERLY HARTFORD INTERNATIONAL ADVISERS HLS
FUND) -- Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of communications companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of financial services companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of health care companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by high quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by an established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade fixed-income securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high

16                                               HARTFORD LIFE INSURANCE COMPANY
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yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford High Yield HLS Fund." Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation by investing at least 80% of its total assets in equity securities of foreign issuers. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation by investing at least 80% of its total assets in equity securities of foreign issuers with market capitalizations of under $2 billion. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND (Effective as of the close of the New York Stock Exchange on June 29, 2001, closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term total return by investing at least 80% of its total assets in equity securities of companies with market capitalizations below $20 billion. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within the range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.

HARTFORD VALUE HLS FUND -- Seeks long-term total return by investing at least 80% of its total assets in equity securities of companies with market capitalizations above $10 billion. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be

*"Standard & Poor's," "S&P-Registered Trademark-," "S&P
 500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford. The Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Hartford Index HLS Fund.

HARTFORD LIFE INSURANCE COMPANY                                               17
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made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
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The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

THE FIXED ACCUMULATION FEATURE
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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments, Payment Enhancements and Contract Values allocated to the Fixed Accumulation Feature become a part

18                                               HARTFORD LIFE INSURANCE COMPANY
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of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- As of June 15, 2001, you may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Currently, the 6-Month and 12-month Transfer Programs are credited the same interest rate as the Fixed Accumulation Feature. At some time in the future, Hartford may offer interest rates specific to the Transfer Programs.

Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue at the interest rate currently in effect for the Fixed Accumulation Feature. We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

THE CONTRACT
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

HARTFORD LIFE INSURANCE COMPANY                                               19
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- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

If you are considering purchasing optional benefits such as the Earnings Protection Benefit and your Contract is an IRA, you should read "Appendix I -- Information Regarding Tax-Qualified Retirement Plans," under the section
"4. Individual Retirement Annuities ("IRAs") Under Section 408" under the sub-section "Information About Death Benefits and IRAs."

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more. In Maryland, Massachusetts, Oregon and Alabama, Premium Payments may only be made during the first Contract Year.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

x 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000.

x 4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more.

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will also exclude any Payment Enhancements credited to your Contract Value in the 12 months prior to the date we calculate the Death Benefit when determining the Death Benefit payable.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

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DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

- The length of time that you plan to continue to own your Contract.

- The frequency, amount and timing of any partial Surrenders.

- The amount of your Premium Payments.

- When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know that you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age. Hartford will take back the Payment Enhancements credited to your Contract Value if you elect to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges, adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to

HARTFORD LIFE INSURANCE COMPANY                                               21
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take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at (800) 862-6668

- Electronically, if available, by the Internet through our website at http://online.hartfordlife.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 862-6668 before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our

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website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   8%
-----------------------------------------
         5                   7%
-----------------------------------------
         6                   6%
-----------------------------------------
         7                   5%
-----------------------------------------
     8 or more               0%
-----------------------------------------

________________________________________________________________________________

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments, or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

- Your total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your financial adviser or Hartford.
________________________________________________________________________________

If you purchase your Contract in Oregon the percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   7%
-----------------------------------------
         5                   6%
-----------------------------------------
         6                   5%
-----------------------------------------
         7                   4%
-----------------------------------------
     8 or more               0%
-----------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract Years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint

HARTFORD LIFE INSURANCE COMPANY                                               23
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  owner or the Annuitant, is confined for at least 180 consecutive calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and
  (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. ONCE YOU ELECT THIS WAIVER, HARTFORD WILL NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENTS. IN ADDITION, IF YOU REQUEST A FULL OR PARTIAL SURRENDER DURING CONFINEMENT, WE WILL DEDUCT FROM YOUR CONTRACT VALUE ANY PAYMENT ENHANCEMENTS CREDITED DURING THE TIME YOU WERE CONFINED.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years, then from the Payment Enhancements credited for more than seven years, then from Premium Payments invested for less than seven years and then from the Payment Enhancement credited for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.45% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when

24                                               HARTFORD LIFE INSURANCE COMPANY
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you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectus accompanying this prospectus.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION DEATH BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

PAYMENT ENHANCEMENTS

No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGES, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

- The Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made and Payment Enhancements credited since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value calculation will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Minus any Payment Enhancements credited on or before we add the Optional Death Benefit;

HARTFORD LIFE INSURANCE COMPANY                                               25
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- Plus any Premium Payments made after the Optional Death Benefit is added, but not including any Payment Enhancements credited;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments and Payment Enhancements or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of any Premium Payments made less proportional adjustments for any Surrenders. For examples on how the Optional Death Benefit is calculated, see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments made and any Payment Enhancements credited, and add any adjustments for partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

26                                               HARTFORD LIFE INSURANCE COMPANY
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________________________________________________________________________________

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($400,000),

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- minus any Premium Payments ($0)

- minus any Payment Enhancements credited on or before the date the Earnings Protection Benefit was added to your Contract ($4,000).

The Contract gain is $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.
________________________________________________________________________________

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To

HARTFORD LIFE INSURANCE COMPANY                                               27
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receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

Hartford will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           The Contract Owner becomes
                              living                      Contingent Annuitant        the Contingent Annuitant
                                                                                      and the Contract
                                                                                      continues.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

28                                               HARTFORD LIFE INSURANCE COMPANY
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SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. A Contingent Deferred Sales Charge may be deducted. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the variable-dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

HARTFORD LIFE INSURANCE COMPANY                                               29
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COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a federal income tax penalty of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. In Maryland, Massachusetts, Oregon and Alabama, the Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 12th Contract Year. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. We will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value on the Annuity Calculation

30                                               HARTFORD LIFE INSURANCE COMPANY
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Date minus any Premium Tax and the Annuity Payouts already made. This option is only available for Variable Dollar Amount Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed-dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENT FOR A PERIOD CERTAIN

We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the commuted value in one sum.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combinaiton of fixed or variable-dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

HARTFORD LIFE INSURANCE COMPANY                                               31
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4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed-dollar amounts or variable-dollar amounts, depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payouts. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed-dollar amount Annuity Payout Option tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase-Registered Trademark- is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

32                                               HARTFORD LIFE INSURANCE COMPANY
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ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Money Market Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

Effective as of the close of the New York Stock Exchange on June 29, 2001, Hartford MidCap HLS Fund Sub-Account is closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enroll on or before June 29, 2001.

OTHER INFORMATION
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ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax advisor before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-

HARTFORD LIFE INSURANCE COMPANY                                               33
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dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: (800) 862-6668 (Contract Owners)
           (800) 862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

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    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Death Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the Contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes). If the IRS takes such a contrary position, however, then any Beneficiary of an Optional Death Benefit or an Earnings Protection Benefit may be entitled to claim that some part of such Death Benefit is excludable from gross income for federal tax purposes (e.g., as a death benefit that should be treated for tax purposes as if it were being provided by a separate contract that qualifies as a life insurance contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity

HARTFORD LIFE INSURANCE COMPANY                                               35
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Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

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The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are required.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION-SKIPPING TRANSFERS

Under certain circumstances, the Internal Revenue Code may impose a "generation skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

HARTFORD LIFE INSURANCE COMPANY                                               37
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

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GENERAL INFORMATION
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    Safekeeping of Assets
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    Independent Public Accountants
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    Non-Participating
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    Misstatement of Age or Sex
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    Principal Underwriter
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PERFORMANCE RELATED INFORMATION
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    Total Return for all Sub-Accounts
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    Yield for Sub-Accounts
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    Money Market Sub-Accounts
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    Additional Materials Performance Comparisons
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PERFORMANCE TABLES
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FINANCIAL STATEMENTS
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation or, for 2001, $8,500 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

HARTFORD LIFE INSURANCE COMPANY                                               39
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amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs") UNDER SECTION 408

TRADITIONAL IRAs -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAs -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAs -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

INFORMATION ABOUT DEATH BENEFITS AND IRAs -- IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an Optional Death Benefit and an Earnings Protection Benefit. The Optional Death Benefit and the Earnings Protection Benefit may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. WE HAVE FILED THE CONTRACT WITH THE OPTIONAL DEATH BENEFIT AND THE EARNINGS PROTECTION BENEFIT WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL FOR USE AS AN IRA. NO ASSURANCE IS GIVEN THAT THESE BENEFITS MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA. Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualified tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

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If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401 or 403(b) tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

HARTFORD LIFE INSURANCE COMPANY                                               41
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS
To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$6,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN
So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000),

- Add any adjustments for partial Surrenders ($0) Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP
To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

- minus any Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT
In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

HARTFORD LIFE INSURANCE COMPANY                                               43
--------------------------------------------------------------------------------

EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS
To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$14,000 which is greater than zero, so there is a $14,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN
So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000), Add any adjustments for partial Surrenders ($14,000), Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

So the Contract gain equals $34,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP
To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($14,000),

- minus any Payment Enhancements ($4,000).

WHICH EQUALS $86,000. THE CAP IS 200% OF $86,000 WHICH IS $172,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT
In this situation the cap does not apply, so Hartford takes 40% of $34,000 or $13,600 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $133,600.

44                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX III -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. There is no information for Prudential Jennison International Growth Portfolio, Prudential Value Portfolio, Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund and Hartford Value HLS Fund Sub-Accounts because as of December 31, 2000, the Sub-Accounts had not commenced operation.

                                                                 YEAR ENDED
SUB-ACCOUNT                                                  DECEMBER 31, 2000
------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $--
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                         $--
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   --
------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                   $--
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                         $--
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   --
------------------------------------------------------------------------------------------
PRUDENTIAL 20/20 FOCUS PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $--
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                         $--
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   --
------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                   $--
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                         $--
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   --
------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.000(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.007
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               17,283
------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.000
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.006
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                1,505
------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.000(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.091
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                1,197
------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.000
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.089
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  170
------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               45
--------------------------------------------------------------------------------

                                                                 YEAR ENDED
SUB-ACCOUNT                                                  DECEMBER 31, 2000
------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.000(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.952
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               18,923
------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.000
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.951
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                2,125
------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.000(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.193
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                2,288
------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.000
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.192
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  248
------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.000(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.898
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                1,172
------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.000
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.897
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  107
------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.000(b)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.466
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  908
------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.000
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.464
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  139
------------------------------------------------------------------------------------------

46                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                 YEAR ENDED
SUB-ACCOUNT                                                  DECEMBER 31, 2000
------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.000(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.822
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                4,264
------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.000
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.821
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  699
------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.000(b)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.620
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                1,440
------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.000
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.619
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  246
------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.000(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.964
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                2,378
------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.000
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.962
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  300
------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.000(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.008
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  508
------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.000
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.006
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   13
------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               47
--------------------------------------------------------------------------------

                                                                 YEAR ENDED
SUB-ACCOUNT                                                  DECEMBER 31, 2000
------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.000(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.942
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                3,465
------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.000
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.941
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  731
------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.000(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.791
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                1,718
------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.000
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.790
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  318
------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.000(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.020
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                9,591
------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.000
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.019
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                1,138
------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.000(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.037
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                3,310
------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.000
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.036
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                1,356
------------------------------------------------------------------------------------------

48                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                 YEAR ENDED
SUB-ACCOUNT                                                  DECEMBER 31, 2000
------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.000(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.082
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  333
------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.000
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.081
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                    5
------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.000(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.717
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                5,429
------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.000
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.716
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  602
------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.000(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.965
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               16,394
------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.000
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.964
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                1,599
------------------------------------------------------------------------------------------

(a) Inception date March 6, 2000.

(b) Inception Date May 1, 2000.

To obtain a Statement of Additional Information for Director Elite Plus variable annuity, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------
                                      Name

----------------------------------------------------
                                    Address

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                            City/State      Zip Code